Other Financial Assets - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Securities Loaned [Member] | Public and corporate bonds [Member]
Statement [Line Items]
Financial assets measured at fair value through other comprehensive income include securities loaned amount	¥ 623,223	¥ 2,190,436